OTHER LONG-TERM ASSETS (Tables)	3 Months Ended
Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER LONG TERM ASSETS

The following summarizes other long-term assets as of March 31, 2024 and December 31, 2023: (there were long-term assets as of December 31, 2022):

	2024	2023
Security deposit – Ethos Management loan	$1,875,000	$1,875,000

Security deposits – leased facilities	30,983	30,983
Other long-term assets
Total other long-term assets	$1,905,983	$1,905,983